MMT-Q3

Quarterly Report
July 31, 2025
MFS®  Multimarket
Income Trust

Portfolio of Investments
7/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 131.2%
Aerospace & Defense – 2.3%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$600,000	$612,781
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		193,000	197,723
Boeing Co., 6.388%, 5/01/2031		134,000	144,164
Boeing Co., 5.805%, 5/01/2050		534,000	515,357
Bombardier, Inc., 7.5%, 2/01/2029 (n)		314,000	326,087
Bombardier, Inc., 8.75%, 11/15/2030 (n)		243,000	261,498
Bombardier, Inc., 7.25%, 7/01/2031 (n)		252,000	263,140
Bombardier, Inc., 7%, 6/01/2032 (n)		263,000	272,071
Bombardier, Inc., 6.75%, 6/15/2033 (n)		260,000	267,233
Huntington Ingalls Industries, Inc., 4.2%, 5/01/2030		230,000	223,629
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		286,000	294,002
TransDigm, Inc., 6.75%, 8/15/2028 (n)		309,000	315,292
TransDigm, Inc., 4.625%, 1/15/2029		566,000	553,386
TransDigm, Inc., 6.375%, 3/01/2029 (n)		302,000	309,082
TransDigm, Inc., 6.875%, 12/15/2030 (n)		861,000	892,316
TransDigm, Inc., 6.375%, 5/31/2033 (n)		987,000	993,269
			$6,441,030
Asset-Backed & Securitized – 3.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.109%, 11/15/2054 (i)		$3,658,070	$139,383
AA Bond Co. Ltd., 6.85%, 7/31/2050	GBP	220,000	304,121
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)		$288,494	288,280
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.339% (SOFR - 30 day + 3%), 1/15/2037 (n)		600,000	598,496
AREIT 2022-CRE6 Trust, “D”, FLR, 7.197% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		126,000	123,165
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)		49,502	49,865
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.832% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)		390,025	389,132
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.067% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)		204,404	421,347
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.593%, 4/15/2053 (i)		953,650	45,192
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.329%, 7/15/2054 (i)		915,990	47,673
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.696%, 2/15/2054 (i)		6,390,337	423,638
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.255%, 2/15/2054 (i)		3,989,563	195,136
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.133%, 3/15/2054 (i)		2,026,373	83,797
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.88%, 6/15/2054 (i)		6,880,950	238,223
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.233%, 7/15/2054 (i)		6,923,032	357,003
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.809%, 7/15/2055 (i)		8,707,449	353,643
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.756% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		100,000	99,295
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)		81,013	82,619
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)		133,092	132,614
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		89,945	69,227
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		81,876	82,303
Colt Funding LLC, 2024-1, “A2”, 5.987%, 2/25/2069 (n)		91,955	92,102
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)		237,409	237,130
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.87%, 4/15/2054 (i)		3,587,963	109,590
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(d)(p)		4,586,320	46
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)		100,000	100,199
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		72,321	72,589
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)		169,941	171,668
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.456% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)		464,500	463,350
LoanCore 2025-CRE8 Ltd., “B”, FLR, 6.184% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)		300,000	297,750
M&T Bank Auto Receivables Trust, 2025-1, “A-2A”, 4.63%, 5/15/2028 (n)		176,000	176,129
MF1 2021-FL5 Ltd., “C”, FLR, 6.157% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		401,500	400,455
MF1 2021-FL5 Ltd., “D”, FLR, 6.958% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)		745,000	742,570
MF1 2021-FL6 Ltd., “B”, FLR, 6.114% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		1,000,000	997,523
MF1 2024-FL14 LLC, “A”, FLR, 6.087% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)		200,000	200,184
MF1 2024-FL14 LLC, “AS”, FLR, 6.59% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)		100,000	100,114
MF1 2024-FL14 LLC, “B”, FLR, 7.039% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)		328,594	329,267

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.276%, 5/15/2054 (i)		$1,803,485	$86,962
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.172%, 6/15/2054 (i)		2,650,127	112,199
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)		239,000	239,232
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)		56,000	56,045
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)		271,903	272,789
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		83,793	84,116
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)		69,733	69,936
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.307% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)		340,000	338,712
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.491%, 4/15/2054 (i)		2,263,442	136,971
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.493%, 8/15/2054 (i)		1,922,675	123,197
			$10,534,977
Automotive – 2.4%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$910,000	$831,685
Benteler International AG, 7.25%, 6/15/2031	EUR	320,000	387,372
Clarios Global LP/Clarios U.S. Finance Co., 4.75%, 6/15/2031		114,000	131,541
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		$321,000	330,961
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	279,000	321,930
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		$479,000	468,971
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		566,000	446,710
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		281,000	284,178
Hyundai Capital America, 5.25%, 1/08/2027 (n)		244,000	246,083
Hyundai Capital America, 6.375%, 4/08/2030 (n)		228,000	241,900
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		385,000	393,754
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		396,000	421,438
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		442,000	303,745
Stellantis N.V., 4.625%, 6/06/2035	EUR	460,000	518,272
Volkswagen Bank GmbH, 3.5%, 6/19/2031		300,000	343,949
Volkswagen International Finance N.V., 5.994%, 5/15/2174		300,000	352,572
Wabash National Corp., 4.5%, 10/15/2028 (n)		$550,000	492,285
			$6,517,346
Broadcasting – 2.0%
Arqiva Broadcast Finance PLC, 8.625%, 7/01/2030	GBP	372,000	$497,696
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$600,000	622,211
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		399,000	388,925
Gray Media, Inc., 9.625%, 7/15/2032 (n)		388,000	391,403
Gray Media, Inc., 7.25%, 8/15/2033 (n)		244,000	242,717
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		595,000	572,698
Prosus N.V., 3.061%, 7/13/2031 (n)		325,000	289,436
Prosus N.V., 4.343%, 7/15/2035	EUR	325,000	371,791
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		$203,000	180,218
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		530,000	540,605
Univision Communications, Inc., 8%, 8/15/2028 (n)		304,000	312,304
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		555,000	563,641
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		263,000	246,897
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		337,000	314,535
			$5,535,077
Brokerage & Asset Managers – 2.4%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$622,000	$639,098
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		505,000	550,662
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		214,000	214,008
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		466,000	502,888
Citadel Securities Global Holdings LLC, 5.5%, 6/18/2030 (n)		500,000	504,366
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		374,000	372,130
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		228,000	242,308
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		1,542,000	1,529,917
Low Income Investment Fund, 3.386%, 7/01/2026		185,000	181,337

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Low Income Investment Fund, 3.711%, 7/01/2029		$490,000	$462,604
LPL Holdings, Inc., 4%, 3/15/2029 (n)		654,000	634,013
Nomura Holdings, Inc., 7% to 1/15/2031, FLR (CMT - 5yr. + 3.084%) to 1/15/2174		271,000	274,402
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)		161,000	162,942
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		280,000	284,539
			$6,555,214
Building – 3.4%
AmeriTex Holdco Intermediate LLC, 10.25%, 10/15/2028 (n)		$500,000	$530,612
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		528,000	536,960
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)		197,000	196,969
Builders FirstSource, Inc., 6.75%, 5/15/2035 (n)		346,000	354,754
CEMEX S.A.B. de C.V., 7.2%, 12/29/2049 (n)		217,000	221,546
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		438,000	322,522
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		230,000	210,827
Ferguson Enterprises, Inc., 5%, 10/03/2034		452,000	446,251
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		620,000	581,489
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		538,000	543,128
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		285,000	285,976
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		285,000	287,954
Knife River Corp., 7.75%, 5/01/2031 (n)		617,000	647,396
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		383,000	336,082
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		162,000	165,400
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		604,000	574,913
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		193,000	193,482
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		746,000	746,498
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		596,000	611,255
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)		312,000	318,601
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		157,000	154,843
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		317,000	300,116
Vulcan Materials Co., 5.7%, 12/01/2054		207,000	204,713
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		671,000	669,185
			$9,441,472
Business Services – 2.3%
Accenture Capital, Inc., 4.25%, 10/04/2031		$311,000	$306,258
Accenture Capital, Inc., 4.5%, 10/04/2034		196,000	189,671
ams OSRAM AG, 10.5%, 3/30/2029	EUR	618,000	751,904
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$550,000	540,679
CACI International, Inc., 6.375%, 6/15/2033 (n)		596,000	609,435
Engineering Ingegneria Informatica S.p.A., 11.125%, 5/15/2028	EUR	180,000	217,537
Engineering Ingegneria Informatica S.p.A., 8.625%, 2/15/2030		100,000	123,272
Fiserv Funding ULC, 3.5%, 6/15/2032		370,000	422,087
Fiserv, Inc., 4.4%, 7/01/2049		$508,000	405,751
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		464,000	461,638
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		421,000	415,510
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		365,000	371,234
Mastercard, Inc., 3.85%, 3/26/2050		150,000	116,713
Nexi S.p.A., 3.875%, 5/21/2031	EUR	200,000	232,166
Paychex, Inc., 5.1%, 4/15/2030		$151,000	154,274
Paychex, Inc., 5.35%, 4/15/2032		311,000	318,785
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)		576,000	595,005
Visa, Inc., 3.875%, 5/15/2044	EUR	210,000	240,290
			$6,472,209
Cable TV – 3.3%
Cable One, Inc., 4%, 11/15/2030 (n)		$537,000	$413,511
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,679,000	1,595,375
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,062,000	993,629

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		$344,000	$312,133
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		335,000	288,654
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		306,000	319,206
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 2/01/2034		123,000	130,386
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		322,000	313,296
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		700,000	643,656
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		350,000	172,563
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		250,000	168,060
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		227,000	221,028
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		149,000	143,692
DISH DBS Corp., 7.75%, 7/01/2026		347,000	308,396
DISH DBS Corp., 5.125%, 6/01/2029		336,000	249,467
DISH Network Corp., 11.75%, 11/15/2027 (n)		325,000	338,468
EchoStar Corp., 10.75%, 11/30/2029		516,194	543,940
Eutelsat S.A., 1.5%, 10/13/2028	EUR	400,000	420,243
Videotron Ltd., 3.625%, 6/15/2029 (n)		$511,000	487,099
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		473,000	426,378
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		837,000	730,211
			$9,219,391
Chemicals – 1.7%
Arkema S.A., 4.25%, 5/27/2173	EUR	200,000	$229,981
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$437,000	457,338
Chemours Co., 4.625%, 11/15/2029 (n)		738,000	625,058
Chemours Co., 8%, 1/15/2033 (n)		202,000	187,905
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)		150,000	146,678
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		700,000	586,167
Maxam Prill S.à r.l., 6%, 7/15/2030	EUR	535,000	608,389
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)		509,000	578,823
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		$696,000	688,050
SNF Group SACA, 3.375%, 3/15/2030 (n)		709,000	651,077
			$4,759,466
Computer Software – 1.2%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$660,000	$682,751
Cloud Software Group, Inc., 9%, 9/30/2029 (n)		146,000	151,090
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		647,000	688,946
Fair Isaac Corp., 6%, 5/15/2033 (n)		514,000	516,414
Microsoft Corp., 2.525%, 6/01/2050		529,000	325,418
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		507,000	490,664
Oracle Corp., 4%, 7/15/2046		319,000	243,646
Sage Group PLC, 2.875%, 2/08/2034	GBP	292,000	322,312
			$3,421,241
Computer Software - Systems – 0.9%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		$283,000	$287,500
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)		192,000	197,754
Sabre GLBL, Inc., 11.125%, 7/15/2030 (n)		151,000	159,192
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		611,000	611,133
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)		175,000	179,942
Virtusa Corp., 7.125%, 12/15/2028 (n)		330,000	315,278
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		616,000	631,386
			$2,382,185
Conglomerates – 1.4%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$387,000	$393,176
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		162,000	156,781
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		546,000	556,707
Gates Corp., 6.875%, 7/01/2029 (n)		399,000	410,603

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$358,000	$352,701
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)		404,000	416,902
Regal Rexnord Corp., 6.05%, 4/15/2028		424,000	436,785
Regal Rexnord Corp., 6.3%, 2/15/2030		178,000	186,329
Siemens Financieringsmaatschappij N.V., 4%, 5/27/2045	EUR	200,000	230,350
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		$551,000	569,076
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		215,000	222,289
			$3,931,699
Construction – 0.7%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$580,000	$591,500
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		180,000	178,707
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		413,000	396,216
New Home Co., 8.5%, 11/01/2030 (n)		407,000	415,535
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		426,000	409,917
			$1,991,875
Consumer Products – 2.3%
Acushnet Co., 7.375%, 10/15/2028 (n)		$507,000	$528,188
Amer Sports Co., 6.75%, 2/16/2031 (n)		662,000	688,418
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		396,000	328,680
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		459,000	485,597
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		397,000	376,376
Kenvue, Inc., 5.05%, 3/22/2053		278,000	254,996
L'Oréal S.A., 5%, 5/20/2035 (n)		276,000	278,390
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)		218,000	179,820
Newell Brands, Inc., 8.5%, 6/01/2028 (n)		252,000	264,064
Newell Brands, Inc., 6.375%, 5/15/2030		546,000	529,095
Newell Brands, Inc., 6.625%, 5/15/2032		305,000	291,680
Opal Bidco S.A.S., 5.5%, 3/31/2032 (n)	EUR	240,000	282,124
Opal Bidco S.A.S., 6.5%, 3/31/2032 (n)		$254,000	256,549
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		724,000	731,577
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		433,000	429,390
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		490,000	448,402
			$6,353,346
Consumer Services – 2.4%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)		$247,000	$252,870
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		562,000	589,334
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/2030 (n)		196,000	204,114
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		600,000	572,627
Booking Holdings, Inc., 4.125%, 5/09/2038	EUR	280,000	325,225
Eurofins Scientific SE, 3.875%, 2/05/2033 (w)		130,000	148,993
Garda World Security Corp., 8.375%, 11/15/2032 (n)		$600,000	618,049
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		726,000	681,420
Pluxee N.V., 3.75%, 9/04/2032	EUR	300,000	345,426
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		$652,000	658,537
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		419,000	351,792
Service Corp. International, 5.75%, 10/15/2032		991,000	993,349
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		353,000	319,532
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		449,000	417,618
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		100,000	102,905
			$6,581,791
Containers – 0.8%
Ball Corp., 6%, 6/15/2029		$368,000	$374,543
Ball Corp., 2.875%, 8/15/2030		796,000	715,039
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)		419,000	427,622

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – continued
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/2031 (n)		$563,000	$569,326
			$2,086,530
Electrical Equipment – 0.2%
CommScope LLC, 4.75%, 9/01/2029 (n)		$149,000	$144,686
CommScope LLC, 9.5%, 12/15/2031 (n)		254,000	267,479
CommScope Technologies LLC, 5%, 3/15/2027 (n)		251,000	245,789
			$657,954
Electronics – 0.5%
Broadcom, Inc., 4.55%, 2/15/2032		$423,000	$417,364
Broadcom, Inc., 5.2%, 7/15/2035		254,000	255,202
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)		450,000	477,444
Intel Corp., 5.7%, 2/10/2053		258,000	232,284
			$1,382,294
Emerging Market Quasi-Sovereign – 5.8%
Abu Dhabi Developmental Holding Co. PJSC, 5.5%, 5/08/2034 (n)		$944,000	$985,143
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		940,000	973,276
CEZ A.S. (Czech Republic), 4.125%, 4/30/2033	EUR	370,000	431,504
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		$507,325	512,398
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		200,000	202,180
Czech Republic, 3.75%, 7/28/2030	EUR	209,000	243,775
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		$200,000	202,443
Development Bank of Kazakhstan JSC, 5.625%, 4/07/2030 (n)		881,000	897,505
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		425,000	433,798
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,052,000	1,069,087
Export-Import Bank of India, 3.375%, 8/05/2026		1,366,000	1,348,300
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		700,000	630,878
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		490,000	501,607
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028		538,000	550,235
OCP S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		285,000	296,420
OCP S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		600,000	460,673
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		373,000	364,561
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	905,642
Petroleos Mexicanos, 6.7%, 2/16/2032		499,000	475,646
Petroleos Mexicanos, 6.75%, 9/21/2047		634,000	491,111
PETRONAS Capital Ltd. (Federation of Malaysia), 4.95%, 1/03/2031 (n)		534,000	542,664
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		462,000	469,056
PT Perusahaan Listrik Negara (Republic of Indonesia), 4%, 6/30/2050 (n)		488,000	351,856
Qatar Petroleum, 3.125%, 7/12/2041		355,000	264,787
Republic of Hungary, 4.375%, 6/27/2030	EUR	442,000	516,772
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		$410,000	385,311
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,224,740
Uzbek Industrial and Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		388,000	410,454
			$16,141,822
Emerging Market Sovereign – 8.5%
Dominican Republic, 5.5%, 2/22/2029 (n)		$747,000	$745,655
Dominican Republic, 5.875%, 1/30/2060 (n)		927,000	778,958
Eagle Funding LuxCo. S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		805,000	808,622
Federal Republic of Nigeria, 7.875%, 2/16/2032		320,000	310,994
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)	EUR	2,664,000	3,108,654
Kingdom of Morocco, 1.375%, 3/30/2026		758,000	857,257
Kingdom of Morocco, 3%, 12/15/2032 (n)		$448,000	381,177
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)		363,000	369,329
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	11,700,000	289,187
Oriental Republic of Uruguay, 9.75%, 7/20/2033		10,000,000	267,704
Republic of Albania, 4.75%, 2/14/2035 (n)	EUR	171,000	196,232

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Angola, 8.25%, 5/09/2028		$491,000	$475,684
Republic of Angola, 9.375%, 5/08/2048		400,000	323,792
Republic of Argentina, 4.125%, 7/09/2035		1,047,289	691,211
Republic of Bulgaria, 5%, 3/05/2037		408,000	397,625
Republic of Chile, 3.1%, 1/22/2061		672,000	402,192
Republic of Costa Rica, 7.3%, 11/13/2054		391,000	406,151
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	802,000	890,887
Republic of Guatemala, 6.05%, 8/06/2031 (n)		$420,000	428,060
Republic of Guatemala, 6.125%, 6/01/2050 (n)		564,000	514,994
Republic of Hungary, 5.5%, 6/16/2034 (n)		970,000	958,666
Republic of Hungary, 6%, 9/26/2035 (n)		333,000	335,314
Republic of India, 7.18%, 8/14/2033	INR	58,000,000	690,170
Republic of Paraguay, 5.6%, 3/13/2048		$1,049,000	943,051
Republic of Peru, 5.375%, 2/08/2035		422,000	420,131
Republic of Peru, 6.85%, 8/12/2035	PEN	2,000,000	571,530
Republic of Romania, 6.375%, 1/30/2034		$554,000	552,290
Republic of Romania, 5.625%, 2/22/2036	EUR	360,000	401,717
Republic of Serbia, 1.65%, 3/03/2033		115,000	109,305
Republic of Serbia, 6%, 6/12/2034 (n)		$689,000	702,664
Republic of Serbia, 2.05%, 9/23/2036 (n)	EUR	456,000	402,075
Republic of South Africa, 7.1%, 11/19/2036 (n)		$475,000	471,731
Republic of South Africa, 7.3%, 4/20/2052		396,000	357,350
Republic of Turkey, 4.75%, 1/26/2026		521,000	520,095
Republic of Turkey, 7.625%, 5/15/2034		540,000	559,308
Republic of Turkey, 6.5%, 1/03/2035		308,000	294,918
Sultanate of Oman, 6%, 8/01/2029		406,000	426,341
Sultanate of Oman, 7%, 1/25/2051		600,000	664,613
United Mexican States, 4.75%, 4/27/2032		736,000	698,147
United Mexican States, 5.85%, 7/02/2032		408,000	410,448
United Mexican States, 3.771%, 5/24/2061		430,000	251,335
			$23,385,564
Energy - Independent – 3.4%
Chord Energy Corp., 6.75%, 3/15/2033 (n)		$470,000	$479,411
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		309,000	317,753
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		185,000	188,743
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		311,000	314,837
CNX Resources Corp., 7.25%, 3/01/2032 (n)		403,000	415,495
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		808,000	798,869
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)		617,000	627,032
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)		344,000	337,266
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)		602,000	608,270
Matador Resources Co., 6.875%, 4/15/2028 (n)		561,000	570,186
Matador Resources Co., 6.5%, 4/15/2032 (n)		199,000	199,587
Occidental Petroleum Corp., 6.45%, 9/15/2036		395,000	402,007
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		532,000	532,325
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		333,000	343,862
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)		142,000	142,845
Pioneer Natural Resources Co., 2.15%, 1/15/2031		286,000	253,084
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)		540,000	563,392
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	416,987
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	1,012,825
Vital Energy, Inc., 7.875%, 4/15/2032 (n)		477,000	418,668
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)		394,000	392,046
			$9,335,490

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.8%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	190,000	$138,579
BP Capital Markets PLC, 6%, 2/19/2173	GBP	280,000	374,441
Exxon Mobil Corp., 1.408%, 6/26/2039	EUR	450,000	374,405
Orlen S.A., 6%, 1/30/2035		$542,000	556,788
TotalEnergies Capital International S.A., 3.647%, 7/01/2035	EUR	600,000	689,502
			$2,133,715
Entertainment – 1.6%
Carnival Corp., 5.75%, 1/15/2030	EUR	200,000	$247,624
Life Time, Inc., 6%, 11/15/2031 (n)		$626,000	630,620
Lindblad Expeditions Holdings, Inc., 9%, 5/15/2028 (n)		501,000	522,137
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		49,000	49,088
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)		618,000	625,425
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)		335,000	344,085
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		485,000	493,004
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		700,000	712,815
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		192,000	191,876
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		656,000	651,647
			$4,468,321
Financial Institutions – 5.5%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		$626,867	$618,675
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		388,000	385,981
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)		759,000	790,512
Azorra Finance Ltd., 7.25%, 1/15/2031 (n)		202,000	206,167
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		320,000	286,321
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		243,000	256,993
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)		408,000	413,169
Fastighets AB Balder, 4%, 2/19/2032	EUR	440,000	502,723
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		$387,000	388,679
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		457,000	476,325
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		581,000	579,597
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		383,000	406,083
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)		481,000	496,699
Heimstaden Bostad AB, 8.375%, 1/29/2030	EUR	434,000	514,475
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029		$480,000	484,800
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)		204,000	206,535
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)		495,000	516,455
LFS TopCo LLC, 8.75%, 7/15/2030 (n)		492,000	475,880
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		86,000	85,928
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		275,000	291,109
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		226,000	231,260
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		465,000	465,482
Nationstar Mortgage Holdings, Inc., 6.5%, 8/01/2029 (n)		422,000	431,626
OneMain Finance Corp., 6.625%, 5/15/2029		513,000	523,920
OneMain Finance Corp., 5.375%, 11/15/2029		412,000	403,984
OneMain Finance Corp., 7.5%, 5/15/2031		197,000	205,307
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)		1,042,000	1,062,018
Phoenix Aviation Capital, 9.25%, 7/15/2030 (n)		345,000	361,493
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)		493,000	499,879
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)		493,000	502,852
Rocket Cos., Inc., 4%, 10/15/2033 (n)		160,000	141,557
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)		219,000	202,009
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		731,000	735,681
Shurgard Luxembourg S.à r.l., 4%, 5/27/2035	EUR	300,000	341,845
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)		$289,000	299,732
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)		453,000	461,847
			$15,253,598

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 4.0%
Anheuser-Busch InBev S.A., 4.125%, 5/19/2045	EUR	110,000	$124,731
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$260,000	241,221
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		331,000	325,402
Bacardi Ltd., 5.15%, 5/15/2038 (n)		530,000	491,997
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		126,000	126,151
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		691,000	671,312
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		179,000	189,134
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)		320,000	338,166
Flowers Foods, Inc., 5.75%, 3/15/2035		384,000	390,992
Flowers Foods, Inc., 6.2%, 3/15/2055		125,000	122,204
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)		200,000	201,500
JBS USA Holding S.à r.l./JBS USA Food Co./JBS USA Foods Group Holdings, Inc., 5.5%, 1/15/2036 (n)		521,000	518,879
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		1,000,000	914,555
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052		306,000	312,744
Kraft Heinz Foods Co., 4.375%, 6/01/2046		549,000	436,177
Mars, Inc., 4.8%, 3/01/2030 (n)		251,000	253,492
Mars, Inc., 5.2%, 3/01/2035 (n)		577,000	579,762
Mars, Inc., 5.7%, 5/01/2055 (n)		387,000	381,870
Performance Food Group Co., 5.5%, 10/15/2027 (n)		454,000	453,302
Performance Food Group Co., 6.125%, 9/15/2032 (n)		338,000	343,235
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		882,000	842,489
Post Holdings, Inc., 6.25%, 10/15/2034 (n)		243,000	243,304
Primo Water Holdings Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)		875,000	844,027
Sudzucker International Finance B.V., 5.95% to 8/28/2030, FLR (EUR ICE Swap Rate - 5yr. + 3.699%) to 8/28/2035, FLR (EUR ICE Swap Rate - 5yr. + 3.949%) to 8/28/2050, FLR (EUR ICE Swap Rate - 5yr. + 4.699%) to 5/28/2174	EUR	300,000	341,185
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		$834,000	816,768
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)		131,000	129,795
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)		419,000	410,837
			$11,045,231
Forest & Paper Products – 1.1%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$521,000	$507,616
Graphic Packaging International LLC, 6.375%, 7/15/2032 (n)		666,000	674,034
Mondi Finance PLC, 3.75%, 5/18/2033	EUR	390,000	449,782
Smurfit Kappa Treasury Co., 7.5%, 11/20/2025		$350,000	352,718
Stora Enso Oyj, 7.25%, 4/15/2036 (n)		444,000	478,212
Veritiv Operating Co., 10.5%, 11/30/2030 (n)		464,000	502,919
			$2,965,281
Gaming & Lodging – 3.3%
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		$541,000	$540,837
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		1,034,000	1,031,446
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		514,000	528,608
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)		400,000	402,638
Flutter Treasury DAC, 6.125%, 6/04/2031	GBP	320,000	424,175
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		$1,016,000	1,002,051
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		564,000	508,517
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)		240,000	241,801
Marriott International, Inc., 2.85%, 4/15/2031		282,000	255,636
Melco Resorts Finance Limited, 5.375%, 12/04/2029		856,000	816,256
Sands China Ltd., 4.375%, 6/18/2030		320,000	308,959
Whitbread Group PLC, 5.5%, 5/31/2032	GBP	157,000	205,707
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		$684,000	663,764
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,524,000	1,507,304
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		639,000	634,073
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		133,000	141,460
			$9,213,232

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – 1.3%
AECOM, 6%, 8/01/2033 (n)		$734,000	$739,967
APi Escrow Corp., 4.75%, 10/15/2029 (n)		918,000	884,252
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035		341,000	348,147
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)		302,000	300,614
Prysmian S.p.A., 5.25% to 8/21/2030, FLR (EUR ICE Swap Rate - 5yr. + 3.012%) to 8/21/2035, FLR (EUR ICE Swap Rate - 5yr. + 3.262%) to 8/21/2050, FLR (EUR ICE Swap Rate - 5yr. + 4.012%) to 8/21/2173	EUR	270,000	320,836
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$966,000	559,672
WSP Global, Inc., 5.548%, 11/22/2030	CAD	695,000	537,240
			$3,690,728
Insurance – 1.3%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$600,000	$547,609
Aviva PLC, 4.625%, 8/28/2056	EUR	530,000	619,167
Corebridge Financial, Inc., 4.35%, 4/05/2042		$351,000	293,781
Generali, 4.135%, 6/18/2036	EUR	290,000	331,752
MetLife, Inc., 5.3%, 12/15/2034		$419,000	428,506
Nippon Life Insurance Co., 4.114% to 1/23/2035, FLR (EUR ICE Swap Rate - 5yr. + 2.6%) to 1/23/2055	EUR	170,000	194,504
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		$646,000	673,832
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		476,000	510,892
			$3,600,043
Insurance - Health – 0.6%
Elevance Health, Inc., 5.375%, 6/15/2034		$239,000	$242,038
Humana, Inc., 5.375%, 4/15/2031		196,000	199,930
Humana, Inc., 5.55%, 5/01/2035		531,000	531,887
UnitedHealth Group, Inc., 5.15%, 7/15/2034		565,000	566,628
			$1,540,483
Insurance - Property & Casualty – 3.3%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)		$397,000	$410,834
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		460,000	448,696
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)		148,000	152,896
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)		303,000	306,787
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		410,000	403,742
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		403,000	414,394
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		758,000	769,009
American International Group, Inc., 5.125%, 3/27/2033		356,000	360,362
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)		254,000	258,655
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		357,000	346,749
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)		342,000	343,003
Arthur J. Gallagher & Co., 5%, 2/15/2032		79,000	79,648
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		109,000	118,921
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		238,000	230,557
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		753,000	777,446
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	672,000	493,034
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035 (n)		$443,000	446,629
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		402,000	405,283
Hub International Ltd., 5.625%, 12/01/2029 (n)		275,000	273,049
Hub International Ltd., 7.25%, 6/15/2030 (n)		593,000	618,165
Hub International Ltd., 7.375%, 1/31/2032 (n)		237,000	246,776
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		319,000	304,313
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		867,000	896,563
			$9,105,511
Interactive Media Services – 0.2%
Snap, Inc., 6.875%, 3/01/2033 (n)		$622,000	$637,768

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 1.1%
Electricite de France S.A., 4.625%, 5/07/2045	EUR	200,000	$225,400
Electricite de France S.A., 6.5%, 11/08/2064	GBP	300,000	372,963
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035	EUR	280,000	321,192
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029		435,000	503,475
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 3.75%, 7/14/2032		460,000	521,633
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$425,000	371,796
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 4%, 4/19/2032	EUR	280,000	321,932
Wolf Midstream Canada LP, 6.4%, 7/18/2029 (n)	CAD	519,000	386,272
			$3,024,663
International Market Sovereign – 4.9%
Commonwealth of Australia, 1.75%, 11/21/2032	AUD	5,770,000	$3,188,401
Commonwealth of Australia, 3.5%, 12/21/2034		7,269,000	4,416,129
Government of Bermuda, 2.375%, 8/20/2030 (n)		$239,000	212,438
Government of Bermuda, 5%, 7/15/2032 (n)		731,000	724,224
Republic of Italy, 4.15%, 10/01/2039 (n)	EUR	4,168,000	4,922,138
			$13,463,330
Internet – 0.1%
Alphabet, Inc., 4%, 5/06/2054	EUR	199,000	$224,685
Local Authorities – 0.3%
Alliander N.V., 3.5%, 5/06/2037	EUR	290,000	$330,084
Province of Alberta, 1.65%, 6/01/2031	CAD	553,000	362,695
Province of British Columbia, 2.95%, 6/18/2050		405,000	219,327
			$912,106
Machinery & Tools – 0.5%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)		$405,000	$430,312
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		1,014,000	1,062,664
			$1,492,976
Major Banks – 7.3%
Alpha Bank S.A., 4.308% to 7/23/2031, FLR (EUR ICE Swap Rate - 5yr. + 1.93%) to 7/23/2036	EUR	370,000	$425,219
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$349,000	355,507
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		409,000	366,744
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035		361,000	361,651
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		326,000	333,574
Bank of Ireland Group PLC, 3.625%, 5/19/2032	EUR	200,000	231,425
Barclays PLC, 4.973%, 5/31/2036		400,000	482,795
BNP Paribas S.A., 5.283% to 11/19/2029, FLR (SOFR - 1 day + 1.28%) to 11/19/2030 (n)		$467,000	475,736
Citigroup, Inc., 4.296% to 7/23/2035, FLR (EURIBOR - 3mo. + 1.611%) to 7/23/2036	EUR	440,000	508,773
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173		$439,000	442,731
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		688,000	613,073
Credit Agricole S.A., 3.75%, 5/27/2035	EUR	400,000	458,727
Danske Bank A.S., 1.549%, 9/10/2027 (n)		$361,000	348,958
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)		390,000	388,810
Danske Bank A.S., 3.5%, 5/26/2033	EUR	430,000	493,340
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		$440,000	447,329
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031 (w)		253,000	253,419
Erste Group Bank AG, 6.375%, 11/20/2173	EUR	400,000	470,905
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		$216,000	215,834
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		495,000	488,229
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031		347,000	351,798
HSBC Holdings PLC, 4.191%, 5/19/2036	EUR	410,000	478,457
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		$343,000	355,564
JPMorgan Chase & Co., 4.603% to 10/22/2029, FLR (SOFR - 1 day + 1.04%) to 10/22/2030		546,000	547,209
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		639,000	554,367
JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		312,000	320,099

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
mBank S.A., 4.034% to 9/27/2029, FLR (EURIBOR - 3mo. + 1.75%) to 9/27/2030	EUR	400,000	$464,622
mBank S.A., 4.778% to 9/25/2030, FLR (EUR ICE Swap Rate - 5yr. +2.5%) to 9/25/2035		500,000	578,023
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		$550,000	481,222
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		312,000	304,961
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		550,000	526,814
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		489,000	500,790
Nationwide Building Society, 4%, 7/30/2035	EUR	320,000	372,238
Nationwide Building Society, 7.875%, 12/10/2173	GBP	320,000	435,553
NatWest Group PLC, 7.5% to 8/28/2032, FLR (GBP Government Yield - 5yr. + 3.294%) to 3/31/2074		360,000	478,703
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$287,000	297,779
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		176,000	180,485
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		711,000	620,557
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)		579,000	518,931
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)(w)		249,000	249,000
Unicaja Banco S.A., 3.5% to 6/30/2030, FLR (EUR ICE Swap Rate - 1yr. + 1.35%) to 6/30/2031	EUR	400,000	459,066
Unicaja Banco S.A., 4.875% to 5/18/2027, FLR (EUR Swap Rate - 5yr. + 5.02%) to 2/18/2174		400,000	456,754
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$530,000	528,106
UniCredit S.p.A., 3.725%, 6/10/2035	EUR	640,000	734,388
UniCredit S.p.A., 5.625% to 6/03/2033, FLR (EUR ICE Swap Rate - 5yr. +3.299%) to 6/03/2073		320,000	359,984
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		$366,000	374,716
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		556,000	508,979
			$20,201,944
Medical & Health Technology & Services – 3.1%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$765,000	$724,267
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)		401,000	412,868
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)		437,000	455,616
Becton, Dickinson and Co., 4.874%, 2/08/2029		496,000	501,888
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		295,000	208,519
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		1,190,000	1,040,982
Concentra, Inc., 6.875%, 7/15/2032 (n)		543,000	557,927
Encompass Health Corp., 5.75%, 9/15/2025		52,000	51,935
Encompass Health Corp., 4.75%, 2/01/2030		643,000	628,499
Encompass Health Corp., 4.625%, 4/01/2031		202,000	192,928
IQVIA, Inc., 5%, 5/15/2027 (n)		454,000	451,391
IQVIA, Inc., 6.5%, 5/15/2030 (n)		400,000	412,414
IQVIA, Inc., 6.25%, 6/01/2032 (n)		273,000	279,949
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)		301,000	324,414
Lifepoint Health, Inc., 11%, 10/15/2030 (n)		322,000	353,909
Lifepoint Health, Inc., 10%, 6/01/2032 (n)		212,000	220,084
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		318,000	188,298
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		205,000	195,768
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)		527,000	541,865
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	330,000	244,694
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)		$515,000	526,186
			$8,514,401
Medical Equipment – 0.9%
Insulet Corp., 6.5%, 4/01/2033 (n)		$594,000	$610,587
Medline Borrower LP, 3.875%, 4/01/2029 (n)		256,000	244,141
Medline Borrower LP, 5.25%, 10/01/2029 (n)		723,000	708,874
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)		480,000	489,428
Stryker Corp., 5.2%, 2/10/2035		370,000	375,753
			$2,428,783
Metals & Mining – 2.2%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$535,000	$504,322
Cleveland-Cliffs, Inc., 7%, 3/15/2032 (n)		338,000	329,756
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		1,519,000	1,423,152

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Glencore Capital Finance DAC, 3.75%, 2/04/2032	EUR	470,000	$542,114
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)		$641,000	669,943
Novelis, Inc., 4.75%, 1/30/2030 (n)		576,000	551,754
Novelis, Inc., 6.875%, 1/30/2030 (n)		308,000	317,377
Novelis, Inc., 3.875%, 8/15/2031 (n)		315,000	282,548
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (z)		263,919	144,490
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032		372,000	377,804
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		440,222	435,976
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		496,000	517,890
			$6,097,126
Midstream – 5.6%
Buckeye Partners LP, 6.75%, 2/01/2030 (n)		$450,000	$465,864
Buckeye Partners LP, 5.85%, 11/15/2043		170,000	151,139
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)		475,000	477,395
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		169,000	177,646
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		379,000	391,413
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		627,000	652,525
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)		268,000	264,927
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		396,000	379,106
Energy Transfer LP, 5.95%, 5/15/2054		273,000	258,046
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		16	14
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		755,000	787,464
NFE Financing LLC, 12%, 11/15/2029 (n)		348,036	123,299
NuStar Logistics LP, 6.375%, 10/01/2030		599,000	617,087
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	617,000	418,216
Peru LNG, 5.375%, 3/22/2030		$872,570	831,336
Plains All American Pipeline LP, 5.7%, 9/15/2034		452,000	458,464
Prairie Acquiror LP, 9%, 8/01/2029 (n)		456,000	472,320
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)		59,000	57,847
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)		264,000	274,244
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)		203,000	208,844
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		595,000	598,925
Sunoco LP, 7.25%, 5/01/2032 (n)		658,000	689,581
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		854,000	846,331
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		334,000	342,691
Targa Resources Corp., 4.2%, 2/01/2033		131,000	122,474
Targa Resources Corp., 4.95%, 4/15/2052		325,000	269,451
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)		347,000	362,732
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		624,000	576,380
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		441,000	456,573
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		542,000	591,094
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		254,000	257,560
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		758,000	784,043
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		622,000	622,159
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		176,000	190,070
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		664,000	683,091
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)		603,000	620,309
			$15,480,660
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		$435,000	$406,433
Michigan Finance Authority, Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		605,000	500,439
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		355,000	365,906
			$1,272,778
Natural Gas - Distribution – 0.2%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$594,000	$618,152

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$254,000	$251,073
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		136,000	130,775
			$381,848
Network & Telecom – 1.1%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$240,000	$183,811
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		500,000	504,782
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		640,000	649,597
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	100,000	118,090
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		233,000	285,898
NTT Finance Corp., 5.171%, 7/16/2032 (n)		$549,000	553,739
NTT Finance Corp., 3.678%, 7/16/2033	EUR	170,000	196,566
NTT Finance Corp., 4.091%, 7/16/2037		127,000	148,509
TDC Net A/S, 5%, 8/09/2032		100,000	118,686
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$199,000	208,331
			$2,968,009
Oil Services – 0.6%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$591,000	$473,851
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		639,000	653,220
Valaris Ltd., 8.375%, 4/30/2030 (n)		413,000	426,584
			$1,553,655
Oils – 0.2%
Marathon Petroleum Corp., 5.7%, 3/01/2035		$185,000	$187,701
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		402,000	398,956
			$586,657
Other Banks & Diversified Financials – 2.7%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$621,000	$655,380
AIB Group PLC, 3.75% to 3/20/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.25%) to 3/20/2033	EUR	430,000	499,182
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		$400,000	411,867
American Express Co., 3.433%, 5/20/2032	EUR	410,000	472,142
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		$500,000	433,629
BPCE S.A., 3.875% to 2/26/2035, FLR (EURIBOR - 3mo. + 1.45%) to 2/26/2036	EUR	200,000	228,646
CaixaBank S.A., 3.375%, 6/26/2035		500,000	567,728
CaixaBank S.A., 3.75%, 1/27/2036		300,000	343,684
Commerzbank AG, 3.625%, 1/14/2032		300,000	347,632
Commerzbank AG, 3.75% to 6/06/2033, FLR (EURIBOR - 3mo. + 1.43%) to 6/06/2034		300,000	343,698
Commerzbank AG, 4.125% to 6/30/2032, FLR (EUR ICE Swap Rate - 5yr. +1.83%) to 6/30/2037		500,000	573,353
Deutsche Bank AG, 3% to 6/16/2028, FLR (EURIBOR - 3mo. + 1.05%) to 6/16/2029		200,000	228,818
Deutsche Bank AG, 7.125% to 4/30/2031, FLR (EUR ICE Swap Rate - 5yr. + 4.6%) to 4/30/2173		400,000	472,382
Islandsbanki hf. (Republic of Iceland), 3.875%, 9/20/2030		310,000	361,759
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		$239,000	251,497
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		359,000	361,180
PKO Bank Polski S.A., 3.875% to 9/12/2026, FLR (EURIBOR - 3mo. + 1.4%) to 9/12/2027	EUR	340,000	392,664
PKO Bank Polski S.A., 3.625%, 6/30/2031		350,000	400,649
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		$174,000	180,041
			$7,525,931
Pharmaceuticals – 1.3%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$400,000	$407,236
AbbVie, Inc., 4.875%, 3/15/2030		243,000	247,907
AbbVie, Inc., 5.35%, 3/15/2044		226,000	220,763
AbbVie, Inc., 5.4%, 3/15/2054		282,000	271,739
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		386,000	341,610
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		214,000	137,638
Biogen, Inc., 5.05%, 1/15/2031		334,000	338,529
Eli Lilly & Co., 5.5%, 2/12/2055		418,000	416,028

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Grifols S.A., 7.125%, 5/01/2030	EUR	325,000	$391,361
Roche Holdings, Inc., 5.593%, 11/13/2033 (n)		$599,000	632,209
Sandoz Finance B.V., 4%, 3/26/2035	EUR	210,000	245,009
			$3,650,029
Pollution Control – 0.5%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$530,000	$513,675
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		179,000	172,577
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		395,000	409,354
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		238,000	245,893
			$1,341,499
Precious Metals & Minerals – 0.7%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$608,000	$607,551
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		401,000	396,580
New Gold, Inc., 6.875%, 4/01/2032 (n)		475,000	487,461
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		346,000	358,631
			$1,850,223
Printing & Publishing – 0.3%
Informa PLC, 3.375%, 6/09/2031	EUR	230,000	$263,092
News Corp., 3.875%, 5/15/2029 (n)		$520,000	496,491
			$759,583
Railroad & Shipping – 0.3%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$472,000	$460,779
Union Pacific Corp., 3.25%, 2/05/2050		651,000	444,684
			$905,463
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$200,000	$183,481
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		363,000	377,304
			$560,785
Real Estate - Office – 0.3%
Boston Properties LP, REIT, 3.65%, 2/01/2026		$69,000	$68,630
Boston Properties LP, REIT, 2.75%, 10/01/2026		204,000	199,559
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		245,000	240,724
Corporate Office Property LP, REIT, 2%, 1/15/2029		95,000	86,743
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		224,000	230,462
			$826,118
Real Estate - Other – 0.8%
EPR Properties, REIT, 3.6%, 11/15/2031		$127,000	$114,701
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		514,000	494,440
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		859,000	885,832
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		96,000	98,031
XHR LP, REIT, 4.875%, 6/01/2029 (n)		637,000	614,819
			$2,207,823
Real Estate - Retail – 0.7%
Choice Properties, REIT, 5.03%, 2/28/2031	CAD	639,000	$481,676
Hammerson PLC, 5.875%, 10/08/2036	GBP	278,000	360,345
STORE Capital Corp., REIT, 4.625%, 3/15/2029		$256,000	251,949
STORE Capital Corp., REIT, 2.75%, 11/18/2030		347,000	308,139
STORE Capital Corp., REIT, 2.7%, 12/01/2031		266,000	226,442
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		271,000	263,606
			$1,892,157

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Restaurants – 0.8%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$635,000	$649,016
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		364,000	337,250
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		589,000	554,148
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		351,000	353,095
Punch Finance PLC, 7.875%, 12/30/2030	GBP	315,000	425,307
			$2,318,816
Retailers – 1.6%
Beach Acquisition Bidco LLC, 5.25%, 7/15/2032	EUR	381,000	$442,394
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		$486,000	506,691
El Corte Inglés S.A., 3.5%, 7/24/2033	EUR	100,000	112,960
Home Depot, Inc., 4.875%, 2/15/2044		$129,000	118,405
Home Depot, Inc., 3.625%, 4/15/2052		379,000	274,878
L Brands, Inc., 6.625%, 10/01/2030 (n)		660,000	675,570
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)		34,000	33,569
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)		486,000	487,851
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		362,000	357,677
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	310,000	333,906
Parkland Corp., 4.625%, 5/01/2030 (n)		$598,000	573,467
Parkland Corp., 6.625%, 8/15/2032 (n)		102,000	104,258
Penske Automotive Group Co., 3.75%, 6/15/2029		554,000	524,406
			$4,546,032
Specialty Chemicals – 0.4%
International Flavors & Fragrances, Inc., 5%, 9/26/2048		$251,000	$214,298
Linde PLC, 3.4%, 2/14/2036	EUR	200,000	225,654
Linde PLC, 3.25%, 2/18/2037		500,000	556,138
			$996,090
Specialty Stores – 0.9%
Carvana Co., 9% (9% Cash or 12% PIK) to 8/15/2025, 9% Cash to 12/01/2028 (n)(p)		$173,602	$177,585
Carvana Co., 14% (9% Cash or 14% PIK) to 8/15/2025, 9% Cash to 6/01/2031 (n)(p)		815,425	969,679
DICK'S Sporting Goods, 4.1%, 1/15/2052		332,000	236,885
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		287,000	227,583
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		322,000	213,574
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		555,000	543,113
Richemont International S.A., 1.625%, 5/26/2040	EUR	210,000	179,798
			$2,548,217
Supermarkets – 1.1%
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)		$1,067,000	$1,087,567
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		692,000	722,178
Kroger Co., 5.5%, 9/15/2054		328,000	309,513
Ocado Group PLC, 10.5%, 8/08/2029	GBP	317,000	424,862
Tesco Corporate Treasury Services PLC, 3.375%, 5/06/2032	EUR	220,000	251,494
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	200,000	258,056
			$3,053,670
Supranational – 0.1%
Corporacion Andina de Fomento, 6.75%, 12/17/2173 (n)		$200,000	$203,503
Telecommunications - Wireless – 1.7%
Altice France S.A., 8.125%, 2/01/2027 (n)		$289,000	$267,823
Altice France S.A., 5.5%, 1/15/2028 (n)		683,000	607,016
Altice France S.A., 5.125%, 7/15/2029 (n)		200,000	173,000
American Tower Corp., 3.625%, 5/30/2032	EUR	330,000	382,389
Cellnex Finance Co. S.A., 3.5%, 5/22/2032		300,000	344,882
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		$625,000	575,880
TDF Infrastructure S.A.S., 3.625%, 12/16/2030	EUR	300,000	340,607

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		$576,000	$577,728
T-Mobile USA, Inc., 3.875%, 4/15/2030		126,000	122,123
T-Mobile USA, Inc., 5.05%, 7/15/2033		390,000	390,606
T-Mobile USA, Inc., 5.75%, 1/15/2034		113,000	117,924
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	100,000	120,912
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$531,000	565,249
			$4,586,139
Telephone Services – 0.9%
Deutsche Telekom AG, 3.625%, 2/03/2045	EUR	220,000	$235,790
Level 3 Financing, Inc., 11%, 11/15/2029 (n)		$270,623	306,826
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		375,703	322,165
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)		266,522	270,081
TELUS Corp., 2.85%, 11/13/2031	CAD	912,000	615,245
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		$494,000	480,572
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)		266,000	269,797
			$2,500,476
Tobacco – 0.7%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	265,000	$311,836
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)		$445,000	457,511
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)		566,000	580,938
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		571,000	598,142
			$1,948,427
Transportation - Services – 1.0%
Aeroporti Di Roma S.p.A, 3.625%, 6/15/2032	EUR	420,000	$483,042
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)		447,000	523,348
DSV Finance B.V., 3.375%, 11/06/2034		100,000	113,226
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$238,000	241,031
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		111,000	116,589
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)		409,000	412,519
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	300,000	400,107
Heathrow Funding Ltd., 3.875%, 1/16/2038	EUR	420,000	479,037
			$2,768,899
U.S. Treasury Obligations – 3.9%
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)		$9,432,000	$6,792,514
U.S. Treasury Bonds, 4.75%, 2/15/2045		206,000	202,492
U.S. Treasury Bonds, 4.625%, 5/15/2054 (f)		3,890,000	3,723,003
			$10,718,009
Utilities - Electric Power – 6.2%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$720,000	$661,222
AEP Transmission Co. LLC, 5.375%, 6/15/2035		368,000	374,011
Amprion GmbH, 3.875%, 6/05/2036	EUR	300,000	346,268
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		$94,000	88,766
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		79,000	66,194
Bruce Power LP, 2.68%, 12/21/2028	CAD	264,000	185,991
Bruce Power LP, 4.7%, 6/21/2031		238,000	178,117
Bruce Power LP, 4.27%, 12/21/2034		594,000	422,783
Calpine Corp., 4.5%, 2/15/2028 (n)		$570,000	563,803
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		998,000	910,933
ContourGlobal Power Holdings S.A., 6.75%, 2/28/2030 (n)		344,000	352,600
Duke Energy Florida LLC, 6.2%, 11/15/2053		366,000	390,047
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	300,000	398,166
Edison International, 4.7%, 8/15/2025		$420,000	419,935
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		284,000	250,174

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Enel S.p.A., 4.5% to 1/14/2033, FLR (EUR ICE Swap Rate - 5yr. + 2.196%) to 1/14/2038, FLR (EUR ICE Swap Rate - 5yr. + 2.446%) to 1/14/2053, FLR (EUR ICE Swap Rate - 5yr. + 3.446%) to 1/14/2174	EUR	320,000	$369,572
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		$200,000	209,805
Entergy Corp., 0.9%, 9/15/2025		561,000	558,431
EPH Financing International A.S., 4.625%, 7/02/2032	EUR	434,000	504,018
Eversource Energy, 5.5%, 1/01/2034		$493,000	501,448
Georgia Power Co., 4.95%, 5/17/2033		363,000	364,654
Hydro One, Inc., 4.25%, 1/04/2035	CAD	728,000	527,826
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		$186,000	163,085
Jersey Central Power & Light Co., 5.1%, 1/15/2035		388,000	386,400
National Grid North America, Inc., 3.917%, 6/03/2035	EUR	410,000	471,175
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		$409,000	409,254
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		349,000	350,834
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)		475,000	484,350
Pacific Gas & Electric Co., 6.1%, 1/15/2029		121,000	125,142
Pacific Gas & Electric Co., 6.4%, 6/15/2033		86,000	90,738
Pacific Gas & Electric Co., 5.9%, 10/01/2054		70,000	65,611
PG&E Corp., 5.25%, 7/01/2030		877,000	841,224
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		251,000	242,211
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		512,000	487,261
PSEG Power LLC, 5.2%, 5/15/2030 (n)		503,000	513,942
Southern California Edison Co., 5.45%, 3/01/2035		192,000	191,246
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		587,986	602,064
Terna Rete Elettrica Nazionale S.p.A., 3%, 7/22/2031	EUR	420,000	477,045
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		$151,000	150,063
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		589,000	581,069
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		141,000	135,162
Xcel Energy, Inc., 5.5%, 3/15/2034		184,000	186,820
Xcel Energy, Inc., 5.6%, 4/15/2035		58,000	59,076
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)		423,000	409,498
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		581,000	592,506
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		349,000	366,066
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		122,000	129,219
			$17,155,825
Utilities - Gas – 0.4%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	1,123,000	$1,236,650
Utilities - Water – 0.3%
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2035	EUR	340,000	$392,512
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2037 (w)		310,000	352,270
			$744,782
Total Bonds			$362,848,803
Common Stocks – 0.0%
Oil Services – 0.0%
LTRI Holdings LP (a)(u)		520	$77,901

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	7,000	$4,299

Mutual Funds (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 4.35% (v)	5,302,089	$5,302,089

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 43 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – August 2025 @ 3.25%	Put	Merrill Lynch International	$6,587,808	EUR 5,230,000	$3,204

Written Options (see table below) – (0.0)%	$(979)

Other Assets, Less Liabilities – (33.1)%	(91,537,954)
Net Assets – 100.0%	$276,697,363

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,302,089 and
$362,934,207, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $215,517,409, representing 77.9% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026	3/09/21-7/26/21	$259,292	$144,490
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah

Portfolio of Investments (unaudited) – continued
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso

Derivative Contracts at 7/31/25
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
iTraxx Europe Crossover Series 43 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent	Put	Merrill Lynch International	EUR (5,230,000)	$(6,587,808)	3.75%	August – 2025	$(979)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	99,784	USD	64,202	JPMorgan Chase Bank N.A.	10/17/2025	$12
BRL	3,902,623	USD	675,896	Citibank N.A.	9/02/2025	15,757
USD	3,254,368	AUD	4,950,718	State Street Corp.	10/17/2025	68,394
USD	7,756,044	AUD	11,899,820	UBS AG	10/17/2025	98,060
USD	6,314,193	CAD	8,628,253	Merrill Lynch International	10/17/2025	63,757
USD	655,594	CHF	516,332	JPMorgan Chase Bank N.A.	10/17/2025	14,089
USD	538,349	CHF	423,914	State Street Corp.	10/17/2025	11,667
USD	752,566	CNH	5,371,660	Barclays Bank PLC	10/17/2025	3,399
USD	313,683	CNH	2,238,815	BNP Paribas	10/17/2025	1,443
USD	313,639	CNH	2,238,815	State Street Corp.	10/17/2025	693
USD	30,584,300	EUR	26,115,539	Barclays Bank PLC	10/17/2025	635,405
USD	280,736	EUR	237,790	BNP Paribas	10/17/2025	8,042
USD	10,709,943	EUR	9,140,439	Citibank N.A.	10/17/2025	227,830
USD	8,843,817	EUR	7,551,577	Deutsche Bank AG	10/17/2025	183,787
USD	1,135,193	EUR	965,033	HSBC Bank	10/17/2025	28,510
USD	374,019	EUR	317,654	JPMorgan Chase Bank N.A.	10/17/2025	9,738
USD	360,842	EUR	309,268	Merrill Lynch International	10/17/2025	6,178
USD	1,991,379	EUR	1,700,639	State Street Corp.	10/17/2025	41,113
USD	1,963,512	GBP	1,457,216	Goldman Sachs International	10/17/2025	37,677
USD	2,776,043	GBP	2,060,740	HSBC Bank	10/17/2025	52,601
USD	1,109,171	GBP	823,286	State Street Corp.	10/17/2025	21,129
USD	8,809	HUF	3,034,928	State Street Corp.	10/17/2025	182
USD	1,354,937	IDR	22,210,676,932	Barclays Bank PLC	8/05/2025	5,185
USD	675,090	INR	59,355,245	Barclays Bank PLC	10/31/2025	281
USD	682,828	INR	59,355,245	Citibank N.A.	8/07/2025	5,379
USD	2,054,541	JPY	300,976,428	JPMorgan Chase Bank N.A.	10/17/2025	42,207
USD	2,613	MXN	49,555	State Street Corp.	10/17/2025	7
USD	1,349,674	NOK	13,729,037	Merrill Lynch International	10/17/2025	21,064

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	61,268	SEK	587,355	State Street Corp.	10/17/2025	$981
						$1,604,567
Liability Derivatives
AUD	1,133,504	USD	743,970	JPMorgan Chase Bank N.A.	10/17/2025	$(14,517)
AUD	2,315,817	USD	1,507,184	State Street Corp.	10/17/2025	(16,868)
AUD	2,659,073	USD	1,745,594	UBS AG	10/17/2025	(34,380)
CHF	273,762	USD	347,743	Deutsche Bank AG	10/17/2025	(7,614)
CHF	116,967	USD	148,566	HSBC Bank	10/17/2025	(3,243)
CZK	635,956	USD	30,030	Merrill Lynch International	10/17/2025	(444)
EUR	1,903,278	USD	2,244,589	HSBC Bank	10/17/2025	(61,939)
EUR	913,876	USD	1,074,909	Merrill Lynch International	10/17/2025	(26,891)
EUR	945,751	USD	1,112,416	State Street Corp.	10/17/2025	(27,844)
EUR	449,502	USD	516,102	UBS AG	10/17/2025	(619)
IDR	22,210,676,932	USD	1,361,541	Barclays Bank PLC	8/05/2025	(11,788)
IDR	22,210,676,932	USD	1,350,982	Barclays Bank PLC	10/31/2025	(4,247)
INR	59,355,245	USD	678,077	Barclays Bank PLC	8/07/2025	(628)
JPY	108,640,795	USD	744,568	HSBC Bank	10/17/2025	(18,194)
JPY	191,814,719	USD	1,314,539	JPMorgan Chase Bank N.A.	10/17/2025	(32,062)
MXN	25,678,947	USD	1,371,166	Citibank N.A.	10/17/2025	(20,709)
NOK	13,630,734	USD	1,347,290	Citibank N.A.	10/17/2025	(28,194)
NZD	1,029,780	USD	618,176	State Street Corp.	10/17/2025	(9,926)
PEN	140,575	USD	39,325	Barclays Bank PLC	10/21/2025	(282)
SEK	590,731	USD	61,599	HSBC Bank	10/17/2025	(965)
SGD	8,426	USD	6,600	Barclays Bank PLC	10/17/2025	(74)
USD	16,087	KRW	22,263,706	Citibank N.A.	10/21/2025	(38)
USD	36,268	KRW	50,186,865	JPMorgan Chase Bank N.A.	10/21/2025	(80)
						$(321,546)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	14	$1,217,725	September – 2025	$7,234
Euro-Bobl 5 yr	Short	EUR	90	12,044,562	September – 2025	38,337
Euro-Bund 10 yr	Short	EUR	110	16,281,493	September – 2025	124,291
Euro-Buxl 30 yr	Short	EUR	19	2,545,126	September – 2025	67,378
Euro-Schatz 2 yr	Short	EUR	125	15,270,675	September – 2025	57,478
U.S. Treasury Bond 30 yr	Long	USD	25	2,854,687	September – 2025	63,007
U.S. Treasury Ultra Note 10 yr	Long	USD	4	452,313	September – 2025	110
						$357,835
Liability Derivatives
Interest Rate Futures
Long Gilt 10 yr	Short	GBP	12	$1,460,533	September – 2025	$(26,217)
U.S. Treasury Note 10 yr	Short	USD	36	3,998,250	September – 2025	(22,355)
U.S. Treasury Note 2 yr	Long	USD	37	7,658,422	September – 2025	(15,984)
U.S. Treasury Note 5 yr	Short	USD	88	9,519,125	September – 2025	(18,296)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Bond 30 yr	Short	USD	47	$5,513,687	September – 2025	$(75,524)
						$(158,376)
At July 31, 2025, the fund had liquid securities with an aggregate value of $1,446,552 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$77,901	$77,901
United Kingdom	—	4,299	—	4,299
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	10,718,009	—	10,718,009
Non - U.S. Sovereign Debt	—	56,218,882	—	56,218,882
Municipal Bonds	—	1,272,778	—	1,272,778
U.S. Corporate Bonds	—	193,195,888	—	193,195,888
Residential Mortgage-Backed Securities	—	1,465,700	—	1,465,700
Commercial Mortgage-Backed Securities	—	3,990,664	—	3,990,664
Asset-Backed Securities (including CDOs)	—	5,078,613	—	5,078,613
Foreign Bonds	—	90,911,473	—	90,911,473
Investment Companies	5,302,089	—	—	5,302,089
Total	$5,302,089	$362,856,306	$77,901	$368,236,296
Other Financial Instruments
Futures Contracts – Assets	$357,835	$—	$—	$357,835
Futures Contracts – Liabilities	(158,376)	—	—	(158,376)
Forward Foreign Currency Exchange Contracts – Assets	—	1,604,567	—	1,604,567
Forward Foreign Currency Exchange Contracts – Liabilities	—	(321,546)	—	(321,546)
Written Options - Liabilities	—	(979)	—	(979)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/24	$118,336
Change in unrealized appreciation or depreciation	44,142
Partial liquidation proceeds	(84,577)
Balance as of 7/31/25	$77,901
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2025 is $44,142. At July 31, 2025, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended July 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,218,242	$111,673,049	$113,587,788	$(1,367)	$(47)	$5,302,089

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$196,978	$—